Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule Of Federal Home Loan Bank Advances Borrowed Funds [Table Text Block]
At year end, borrowed funds are summarized below:

	(Dollars in thousands)
	2013	2012
Fixed rate advances from the FHLB	30,100	28,000
Putable advances from the FHLB	-	5,000
Line of credit at FHLB	714	-
Other	84	207
Total	$30,898	$33,207

Schedule Of Federal Home Loan Bank Advances Rolling Maturity [Table Text Block]	At December 31, 2013, scheduled maturities of borrowed funds were as follows:
(Dollars in thousands)
2014	$8,798
2015	6,000
2016	6,000
2017	8,000
2018	2,100
Total	$30,898

Schedule Of Federal Home Loan Bank Advances Activity For Year [Table Text Block]
At year end, information concerning these retail repurchase agreements is summarized below:

	(Dollars in thousands)
	2013	2012
Ending balance	$14,031	$16,298
Average balance during the year	18,016	20,561
Maximum month-end balance during the year	21,652	25,278
Securities underlying the agreements at year end:
Carrying value	23,729	28,002
Fair value	23,729	28,002
Average interest rate during the year	0.38%	0.38%
Average interest rate at year end	0.38%	0.31%

Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]
At year-end, advances from the Federal Home Loan Bank were as follows:

	(Dollars in thousands)
	2013	2012
Fixed rate advances, maturing January 2014 through November 2018 at rates from 0.61% to 2.56%; average rate: 2013 – 1.47%; 2012 – 1.84%	$30,100	$28,000
Putable advance, maturing February 2013 at a fixed rate of 2.62%	-	5,000